SUMMARY PROSPECTUS January 31, 2020

AB Municipal Bond Inflation Strategy

Ticker: Class 1– AUNOX; Class 2–AUNTX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated January 31, 2020, as may be amended or supplemented, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus, reports to shareholders and other information about the Fund, go to http://www.alliancebernstein.com/links/pcmf, email a request to prorequest@alliancebernstein.com, call (collect) (212) 486-5800, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

PRO-PC-0125-MBIS-0120

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221-5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221-5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to maximize real after-tax return for investors subject to federal income taxes, without undue risk to principal.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	.50%	.50%

Distribution and/or Service (12b-1) Fees	.10%	None

Other Expenses:
Transfer Agent	.01%	.01%
Other Expenses	.06%	.06%

Total Other Expenses	.07%	.07%

Total Annual Fund Operating Expenses	.67%	.57%

Fee Waiver and/or Expense Reimbursement(a)	(.07)%	(.07)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.60%	.50%

(a)

The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund until January 31, 2021 to the extent necessary to prevent total Fund operating expenses (excluding extraordinary expenses, interest expense, and acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest), on an annualized basis, from exceeding .60% and .50% of average daily net assets, respectively, for Class 1 and Class 2 shares (“expense limitations”). The expense limitations will remain in effect until January 31, 2021 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class 1	Class 2
After 1 Year	$61	$51

After 3 Years	$207	$176

After 5 Years	$366	$311

After 10 Years	$828	$707

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund seeks real after-tax return for investors subject to federal income taxes. Real return is the rate of return after adjusting for inflation. The Fund pursues its objective by investing principally in high-quality, predominantly investment-grade, municipal securities that pay interest exempt from federal taxation. As a fundamental policy, the Fund will invest at least 80% of its net assets in municipal securities. These securities may be subject to the federal alternative minimum tax (“AMT”) for some taxpayers.

The Fund will invest at least 80% of its total assets in fixed-income securities rated A or better or the equivalent by one or more national rating agencies (or deemed to be of comparable credit quality by the Adviser). The Fund may invest up to 20% of its total assets in fixed-income securities rated BB or B or the equivalent by one or more national rating agencies (or deemed to be of comparable credit quality by the Adviser), which are not investment-grade (“junk bonds”). If the rating of a fixed-income security falls below investment grade, the Fund will not be obligated to sell the security and may continue to hold it if, in the Adviser’s opinion, the investment is appropriate under the circumstances.

The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings. The Fund may invest in fixed-income securities with any maturity and duration.

To provide inflation protection, the Fund will typically enter into inflation swaps. The Fund may use other inflation-indexed instruments. Payments to the Fund pursuant to swaps will result in taxable income, either ordinary income or capital gains, rather than income exempt from federal income taxation. It is expected that the Fund’s primary use of derivatives will be for the purpose of inflation protection.

The Fund may also invest in:

•	forward commitments;

•	zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities;

•	certain types of mortgage-related securities; and

•	derivatives, such as options, futures contracts, forwards and swaps.

The Fund may utilize leverage for investment purposes through the use of tender option bond transactions (“TOBs”). The Adviser considers the impact of TOBs, swaps and other derivatives in making its assessments of the Fund’s risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

PRINCIPAL RISKS

•

Market Risk: The value of the Fund’s assets will fluctuate as the bond market fluctuates. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

•

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund is vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the U.S. federal income tax treatment of certain types of municipal securities.

•

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

•

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

•

Leverage Risk: To the extent the Fund uses leveraging techniques, such as TOBs, its net asset value may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

•

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

•

Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over the life of the Fund; and

•	how the Fund’s average annual returns for one year, five years and since inception compare to those of a broad-based securities market index.

You can obtain updated performance information for the Fund at www.bernstein.com (click on “Investments,” then “Mutual Fund & Money Market Information,” then “Mutual Fund Performance at a Glance”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

The annual returns in the bar chart are for the Fund’s Class 1 shares.

During the period shown in the bar chart, the Fund’s:

Best Quarter was up 2.96%, 1st quarter, 2019; and Worst Quarter was down -3.92%, 2nd quarter, 2013.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2019)

		1 Year	5 Years	Since Inception*
Class 1**	Return Before Taxes	6.10%	2.32%	2.21%

	Return After Taxes on Distributions	6.06%	2.29%	2.16%

	Return After Taxes on Distributions and Sale of Fund Shares	4.62%	2.25%	2.09%
Class 2	Return Before Taxes	6.31%	2.42%	2.32%
Bloomberg Barclays TIPS 1-10 Year Index (reflects no deduction for fees, taxes or expenses)		6.85%	2.36%	2.44%

*	Inception date for both Classes is 01/26/2010.

**	After-tax returns:

–	Are shown for Class 1 shares only and will vary for Class 2 because Class 2 shares have a different expense ratio;

–

Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
R. B. (Guy) Davidson, III*	Since 2010	Senior Vice President of the Adviser

Terrance T. Hults	Since 2010	Senior Vice President of the Adviser

Matthew J. Norton	Since 2016	Senior Vice President of the Adviser

Andrew D. Potter	Since 2017	Vice President of the Adviser

*	Mr. Davidson is expected to retire from the Adviser effective December 30, 2020.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

	Initial	Subsequent
Class 1 shares (only available to private clients of Sanford C. Bernstein & Co. LLC (“Bernstein”))	$5,000	None
Class 2 shares (only available to private clients of Bernstein who have a fixed-income account of at least $3,000,000)	None	None

You may sell (redeem) your shares any day the New York Stock Exchange is open by contacting your Bernstein Advisor.

TAX INFORMATION

The Fund may make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes. The Fund may pay income dividends. These dividends may be exempt from federal income tax, except to the extent the Fund invests in swap transactions, but may be subject to AMT and state and local income taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Shares of the Fund are offered through the Adviser’s private client channel and institutional channel and are generally not sold through intermediaries. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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